Putnam VT Global Asset Allocation Fund
The fund's portfolio
9/30/22 (Unaudited)

COMMON STOCKS (69.0%)(a)
	Shares	Value
Basic materials (2.6%)
Alcoa Corp.	1,319	$44,398
Anglo American PLC (London Exchange) (United Kingdom)	3,026	91,411
Arkema SA (France)	133	9,700
BHP Group, Ltd. (London Exchange) (Australia)	503	12,633
BlueScope Steel, Ltd. (Australia)	1,492	14,434
Boliden AB (Sweden)	352	10,886
Celanese Corp.	619	55,920
CF Industries Holdings, Inc.	4,084	393,085
Compagnie de Saint-Gobain (France)	2,170	77,391
Corteva, Inc.	7,409	423,424
CRH PLC (Ireland)	1,223	39,162
Dow, Inc.	1,339	58,822
DuPont de Nemours, Inc.	4,686	236,174
Eiffage SA (France)	797	63,802
Freeport-McMoRan, Inc. (Indonesia)	2,087	57,038
Glencore PLC (United Kingdom)	6,973	36,821
LyondellBasell Industries NV Class A	826	62,181
Mineral Resources, Ltd. (Australia)	354	14,819
Misumi Group, Inc. (Japan)	400	8,510
Nitto Denko Corp. (Japan)	1,000	54,221
OCI NV (Netherlands)	1,134	41,698
Olin Corp.	1,254	53,772
Rio Tinto PLC (United Kingdom)	2,151	116,506
Rio Tinto, Ltd. (Australia)	1,198	71,296
Sealed Air Corp.	1,281	57,017
Shin-Etsu Chemical Co., Ltd. (Japan)	900	89,373
South32, Ltd. (Australia)	9,595	22,178
TopBuild Corp.(NON)	357	58,826
WestRock Co.	1,748	53,996
Weyerhaeuser Co.(R)	7,061	201,662

		2,531,156
Capital goods (3.7%)
A.O. Smith Corp.	1,176	57,130
Allison Transmission Holdings, Inc.	2,267	76,534
BAE Systems PLC (United Kingdom)	2,853	25,066
Carrier Global Corp.	1,719	61,128
Caterpillar, Inc.	363	59,561
Clean Harbors, Inc.(NON)	510	56,090
Cummins, Inc.	309	62,885
Dassault Aviation SA (France)	204	23,169
Eaton Corp. PLC	458	61,079
Emerson Electric Co.	1,272	93,136
Fortive Corp.	6,096	355,397
Fuji Electric Co., Ltd. (Japan)	800	29,325
GEA Group AG (Germany)	1,330	43,492
General Dynamics Corp.	3,069	651,150
HEICO Corp.	419	60,328
Honeywell International, Inc.	1,076	179,660
ITT, Inc.	838	54,755
Johnson Controls International PLC	1,191	58,621
Komatsu, Ltd. (Japan)	4,100	74,144
Legrand SA (France)	1,374	88,773
LKQ Corp.	1,250	58,938
Lockheed Martin Corp.	1,664	642,787
Mitsubishi Heavy Industries, Ltd. (Japan)	100	3,334
Nordson Corp.	279	59,223
Otis Worldwide Corp.	912	58,186
Parker Hannifin Corp.	216	52,339
Raytheon Technologies Corp.	724	59,267
Republic Services, Inc.	1,116	151,821
Spirax-Sarco Engineering PLC (United Kingdom)	388	44,570
Tetra Tech, Inc.	452	58,096
Textron, Inc.	1,602	93,333
Vinci SA (France)	23	1,847
Waste Management, Inc.	375	60,079

		3,515,243
Communication services (1.5%)
American Tower Corp.(R)	245	52,602
AT&T, Inc.	28,606	438,816
Comcast Corp. Class A	4,310	126,412
Crown Castle International Corp.(R)	392	56,664
KDDI Corp. (Japan)	4,100	120,253
Koninklijke KPN NV (Netherlands)	21,981	59,562
Nippon Telegraph & Telephone Corp. (Japan)	3,800	102,516
Telstra Corp., Ltd. (Australia)	40,135	98,369
Verizon Communications, Inc.	9,335	354,450

		1,409,644
Communications equipment (0.2%)
arista Networks, Inc.(NON)	632	71,346
Telefonaktiebolaget LM Ericsson Class B (Sweden)	15,220	88,637

		159,983
Computers (6.7%)
Apple, Inc.	29,004	4,008,353
Cisco Systems, Inc./Delaware	13,765	550,600
Dropbox, Inc. Class A(NON)	2,781	57,622
Fortinet, Inc.(NON)	1,224	60,135
Fujitsu, Ltd. (Japan)	800	86,274
MongoDB, Inc.(NON)	293	58,178
NetApp, Inc.	458	28,327
Pure Storage, Inc. Class A(NON)	9,897	270,881
RingCentral, Inc. Class A(NON)	1,446	57,782
ServiceNow, Inc.(NON)	131	49,467
Smartsheet, Inc. Class A(NON)	1,829	62,844
Snowflake, Inc. Class A(NON)	2,000	339,920
SS&C Technologies Holdings, Inc.	1,134	54,149
Synopsys, Inc.(NON)	2,070	632,406
Zscaler, Inc.(NON)	355	58,351

		6,375,289
Conglomerates (0.6%)
3M Co.	518	57,239
AMETEK, Inc.	2,992	339,323
General Electric Co.	1,013	62,715
Marubeni Corp. (Japan)	11,700	102,723
Mitsui & Co., Ltd. (Japan)	1,000	21,454

		583,454
Consumer cyclicals (8.3%)
Amazon.com, Inc.(NON)	15,755	1,780,315
Aristocrat Leisure, Ltd. (Australia)	4,237	88,424
Automatic Data Processing, Inc.	298	67,405
Autonation, Inc.(NON)	588	59,900
AutoZone, Inc.(NON)	270	578,321
Bandai Namco Holdings, Inc. (Japan)	600	39,188
BJ's Wholesale Club Holdings, Inc.(NON)	787	57,301
Booking Holdings, Inc.(NON)	463	760,806
Boyd Gaming Corp.	1,206	57,466
Brambles, Ltd. (Australia)	5,726	41,546
Capri Holdings, Ltd.(NON)	1,318	50,664
Casey's General Stores, Inc.	144	29,163
Choice Hotels International, Inc.	555	60,784
Chow Tai Fook Jewellery Group, Ltd. (Hong Kong)	11,600	21,718
Cie Financiere Richemont SA Class A (Switzerland)	319	29,933
Cintas Corp.	190	73,756
CoStar Group, Inc.(NON)	1,069	74,456
Daiwa House Industry Co., Ltd. (Japan)	1,600	32,607
Dollar General Corp.	259	62,124
Expedia Group, Inc.(NON)	2,229	208,835
FactSet Research Systems, Inc.	158	63,217
Ford Motor Co.	5,402	60,502
Gartner, Inc.(NON)	899	248,744
Genuine Parts Co.	1,003	149,768
Hermes International (France)	107	125,763
Home Depot, Inc. (The)	220	60,707
iHeartMedia, Inc. Class A(NON)	214	1,569
Industria de Diseno Textil SA (Spain)	3,054	63,082
Interpublic Group of Cos., Inc. (The)	2,307	59,059
Jardine Matheson Holdings, Ltd. (Hong Kong)	500	25,313
JD Sports Fashion PLC (United Kingdom)	46,179	50,437
Knorr-Bremse AG (Germany)	505	21,895
La Francaise des Jeux SAEM (France)	822	24,322
Lowe's Cos., Inc.	342	64,231
LVMH Moet Hennessy Louis Vuitton SA (France)	126	74,067
Macy's, Inc.	3,808	59,671
Marriott International, Inc./MD Class A	456	63,904
Mastercard, Inc. Class A	94	26,728
Moncler SpA (Italy)	2,264	92,959
New York Times Co. (The) Class A	2,108	60,605
News Corp. Class A	3,758	56,783
Nexstar Media Group, Inc. Class A	337	56,228
Nintendo Co., Ltd. (Japan)	3,000	121,478
NVR, Inc.(NON)	15	59,806
O'Reilly Automotive, Inc.(NON)	104	73,148
Owens Corning	714	56,128
Pandora A/S (Denmark)	958	44,621
PayPal Holdings, Inc.(NON)	633	54,482
Penske Automotive Group, Inc.	602	59,255
Porsche Automobil Holding SE (Preference) (Germany)	360	20,507
Stellantis NV (Italy)	9,278	109,631
Tapestry, Inc.	1,888	53,676
Terminix Global Holdings, Inc.(NON)	1,713	65,591
Tesla, Inc.(NON)	3,217	853,309
Toast, Inc. Class A(NON)	4,348	72,699
Toll Brothers, Inc.	1,983	83,286
Toyota Motor Corp. (Japan)	1,200	15,620
Vail Resorts, Inc.	284	61,242
Volkswagen AG (Preference) (Germany)	894	110,426
Volvo AB Class B (Sweden)	1,296	18,287
Volvo Car AB Class B (Sweden)(NON)	5,024	21,667
Walmart, Inc.	548	71,076
Walt Disney Co. (The)(NON)	550	51,882
Warner Bros Discovery, Inc.(NON)	4,770	54,855
Wesfarmers, Ltd. (Australia)	2,960	80,447
Wolters Kluwer NV (Netherlands)	166	16,162
Wyndham Hotels & Resorts, Inc.	896	54,970

		7,968,517
Consumer staples (6.7%)
Airbnb, Inc. Class A(NON)	2,787	292,746
Albertsons Cos., Inc. Class A	2,252	55,985
British American Tobacco PLC (United Kingdom)	1,762	63,008
CK Hutchison Holdings, Ltd. (Hong Kong)	9,000	49,424
Coca-Cola Co. (The)	18,454	1,033,793
Coca-Cola HBC AG (Italy)	1,747	36,765
Coles Group, Ltd. (Australia)	6,145	64,650
Colgate-Palmolive Co.	830	58,308
Copart, Inc.(NON)	562	59,797
Costco Wholesale Corp.	138	65,173
Diageo PLC (United Kingdom)	3,359	140,795
DoorDash, Inc. Class A(NON)	1,039	51,379
Ferguson PLC (United Kingdom)	889	92,570
Haleon PLC (United Kingdom)(NON)	5,675	17,559
Hershey Co. (The)	287	63,275
Imperial Brands PLC (United Kingdom)	4,944	102,023
ITOCHU Corp. (Japan)	1,200	29,083
Kesko Oyj Class B (Finland)	1,223	22,726
Keurig Dr Pepper, Inc.	1,610	57,670
Koninklijke Ahold Delhaize NV (Netherlands)	4,250	108,222
Kraft Heinz Co. (The)	1,781	59,396
L'Oreal SA (France)	452	143,925
ManpowerGroup, Inc.	871	56,345
McDonald's Corp.	240	55,378
McDonald's Holdings Co. (Japan), Ltd. (Japan)	1,700	59,217
Mondelez International, Inc. Class A	1,047	57,407
Nestle SA (Switzerland)	1,177	127,445
Netflix, Inc.(NON)	133	31,314
PepsiCo, Inc.	1,073	175,178
Philip Morris International, Inc.	9,738	808,351
Procter & Gamble Co. (The)	9,253	1,168,191
Recruit Holdings Co., Ltd. (Japan)	1,800	51,954
Sysco Corp.	761	53,810
Tyson Foods, Inc. Class A	830	54,722
Uber Technologies, Inc.(NON)	13,938	369,357
Ulta Beauty, Inc.(NON)	1,121	449,734
Unilever PLC (United Kingdom)	356	15,664
Wendy's Co. (The)	3,094	57,827
WH Group, Ltd. (Hong Kong)	47,000	29,565
Yakult Honsha Co., Ltd. (Japan)	1,800	104,669

		6,394,400
Electronics (2.3%)
Advanced Micro Devices, Inc.(NON)	808	51,195
Agilent Technologies, Inc.	610	74,146
Broadcom, Inc.	126	55,945
Hoya Corp. (Japan)	1,200	115,374
Keysight Technologies, Inc.(NON)	373	58,695
Lattice Semiconductor Corp.(NON)	2,658	130,800
Monolithic Power Systems, Inc.	149	54,147
NVIDIA Corp.	5,585	677,963
Qualcomm, Inc.	6,974	787,923
Sartorius AG (Preference) (Germany)	135	47,151
Shimadzu Corp. (Japan)	2,100	54,663
STMicroelectronics NV (France)	2,428	74,915
Thales SA (France)	582	64,195

		2,247,112
Energy (3.5%)
APA Corp.	2,117	72,380
BP PLC (United Kingdom)	34,275	162,990
Cheniere Energy, Inc.	2,830	469,525
Chevron Corp.	441	63,358
Chord Energy Corp.	141	19,285
Enphase Energy, Inc.(NON)	196	54,384
Equinor ASA (Norway)	2,926	96,510
Exxon Mobil Corp.	7,825	683,201
Marathon Oil Corp.	15,584	351,887
Marathon Petroleum Corp.	5,240	520,489
Occidental Petroleum Corp.	950	58,378
Orsted AS (Denmark)	217	17,267
PDC Energy, Inc.	1,022	59,061
Phillips 66	740	59,733
Shell PLC (London Exchange) (United Kingdom)	8,277	205,934
Targa Resources Corp.	6,454	389,434
Valero Energy Corp.	606	64,751

		3,348,567
Financials (9.5%)
3i Group PLC (United Kingdom)	4,526	54,344
Alleghany Corp.(NON)	78	65,471
Ally Financial, Inc.	1,728	48,090
American Express Co.	420	56,662
American Financial Group, Inc.	526	64,661
American International Group, Inc.	1,307	62,056
Ameriprise Financial, Inc.	1,435	361,548
Apartment Income REIT Corp.(R)	1,515	58,458
Arch Capital Group, Ltd.(NON)	1,361	61,980
AvalonBay Communities, Inc.(R)	326	60,046
Aviva PLC (United Kingdom)	12,857	55,223
Banco Bilbao Vizcaya Argentaria SA (Spain)	25,777	115,779
Banco Santander SA (Spain)	48,329	112,329
Bank Leumi Le-Israel BM (Israel)	12,017	102,324
Barratt Developments PLC (United Kingdom)	4,795	18,163
Berkshire Hathaway, Inc. Class B(NON)	283	75,567
Blackstone, Inc.	680	56,916
Brixmor Property Group, Inc.(R)	3,049	56,315
Brown & Brown, Inc.	1,906	115,275
Camden Property Trust(R)	470	56,142
Capital One Financial Corp.	2,380	219,365
Carlyle Group, Inc. (The)	2,786	71,990
CBRE Group, Inc. Class A(NON)	2,456	165,805
Charles Schwab Corp. (The)	881	63,317
Chubb, Ltd.	346	62,930
Citigroup, Inc.	14,173	590,589
CK Asset Holdings, Ltd. (Hong Kong)	12,633	75,805
CubeSmart(R)	1,433	57,406
DBS Group Holdings, Ltd. (Singapore)	5,600	129,472
Discover Financial Services	3,809	346,314
DNB Bank ASA (Norway)	2,974	47,084
East West Bancorp, Inc.	2,224	149,319
Equitable Holdings, Inc.	10,177	268,164
Equity Lifestyle Properties, Inc.(R)	910	57,184
Equity Residential(R)	857	57,608
Essex Property Trust, Inc.(R)	236	57,166
Exor NV (Netherlands)	633	40,622
Extra Space Storage, Inc.(R)	359	62,003
Fifth Third Bancorp	1,838	58,742
First Industrial Realty Trust, Inc.(R)	1,254	56,192
Gaming and Leisure Properties, Inc.(R)	1,360	60,166
Gjensidige Forsikring ASA (Norway)	1,222	20,910
Goldman Sachs Group, Inc. (The)	1,911	560,019
Goodman Group (Australia)(R)	8,010	80,031
Intercontinental Exchange, Inc.	639	57,734
Investor AB Class B (Sweden)	5,842	85,157
Israel Discount Bank, Ltd. Class A (Israel)	6,649	33,405
Japan Post Holdings Co., Ltd. (Japan)	15,000	99,324
Jones Lang LaSalle, Inc.(NON)	382	57,709
JPMorgan Chase & Co.	9,618	1,005,081
Life Storage, Inc.(R)	1,859	205,903
Lloyds Banking Group PLC (United Kingdom)	34,689	15,848
Loews Corp.	1,124	56,020
MetLife, Inc.	8,500	516,630
MGIC Investment Corp.	6,701	85,907
Mitsui Fudosan Co., Ltd. (Japan)	800	15,250
Mizrahi Tefahot Bank, Ltd. (Israel)	310	10,832
National Australia Bank, Ltd. (Australia)	5,419	99,364
NN Group NV (Netherlands)	282	10,976
Nomura Real Estate Holdings, Inc. (Japan)	2,100	47,607
Old Republic International Corp.	2,662	55,716
Partners Group Holding AG (Switzerland)	122	98,011
PNC Financial Services Group, Inc. (The)	381	56,929
Prologis, Inc.(R)	566	57,506
Public Storage(R)	231	67,639
Reinsurance Group of America, Inc.	760	95,616
Sampo Oyj Class A (Finland)	396	16,900
Simon Property Group, Inc.(R)	597	53,581
Singapore Exchange, Ltd. (Singapore)	4,300	28,191
SLM Corp.	4,147	58,017
Sumitomo Realty & Development Co., Ltd. (Japan)	700	15,940
Synchrony Financial	1,956	55,140
Tokio Marine Holdings, Inc. (Japan)	6,300	111,974
UBS Group AG (Switzerland)	5,944	85,867
Umpqua Holdings Corp.	2,400	41,016
United Overseas Bank, Ltd. (Singapore)	3,700	67,179
Unum Group	1,415	54,902
Virtu Financial, Inc. Class A	3,723	77,327
W.R. Berkley Corp.	898	57,993
Wells Fargo & Co.	11,147	448,332
Wintrust Financial Corp.	760	61,978
Zurich Insurance Group AG (Switzerland)	108	42,933

		9,126,986
Health care (10.2%)
Abbott Laboratories	7,777	752,503
AbbVie, Inc.	5,641	757,079
ABIOMED, Inc.(NON)	241	59,204
AmerisourceBergen Corp.	451	61,034
Amgen, Inc.	259	58,379
AstraZeneca PLC (United Kingdom)	370	40,689
Bio-Rad Laboratories, Inc. Class A(NON)	140	58,400
Boston Scientific Corp.(NON)	1,630	63,130
Bristol-Myers Squibb Co.	8,333	592,393
Cardinal Health, Inc.	1,102	73,481
Cigna Corp.	226	62,708
CSL, Ltd. (Australia)	38	6,890
CVS Health Corp.	9,813	935,866
Danaher Corp.	231	59,665
Edwards Lifesciences Corp.(NON)	712	58,833
Elevance Health, Inc.	175	79,492
Eli Lilly and Co.	2,885	932,865
Eurofins Scientific (Luxembourg)	311	18,442
Exelixis, Inc.(NON)	3,844	60,274
Fresenius SE & Co. KGaA (Germany)	701	15,015
Getinge AB Class B (Sweden)	1,498	25,712
Ginkgo Bioworks Holdings, Inc.(NON)(S)	20,223	63,096
GlaxoSmithKline PLC (United Kingdom)	4,540	66,220
Hologic, Inc.(NON)	960	61,939
Humana, Inc.	142	68,897
Illumina, Inc.(NON)	320	61,053
Incyte Corp.(NON)	835	55,644
Intuitive Surgical, Inc.(NON)	306	57,357
Ipsen SA (France)	317	29,277
IQVIA Holdings, Inc.(NON)	307	55,610
Johnson & Johnson	389	63,547
Laboratory Corp. of America Holdings	276	56,528
M3, Inc. (Japan)	300	8,272
McKesson Corp.	172	58,458
Medtronic PLC	4,038	326,069
Merck & Co., Inc.	12,248	1,054,798
Merck KGaA (Germany)	581	94,821
Mettler-Toledo International, Inc.(NON)	52	56,374
Molina Healthcare, Inc.(NON)	630	207,799
Novartis AG (Switzerland)	2,653	202,247
Novo Nordisk A/S Class B (Denmark)	2,059	205,229
Ono Pharmaceutical Co., Ltd. (Japan)	1,500	34,893
Pfizer, Inc.	11,737	513,611
Regeneron Pharmaceuticals, Inc.(NON)	82	56,487
Roche Holding AG (Switzerland)	797	259,869
Sartorius Stedim Biotech (France)	133	40,657
Sonic Healthcare, Ltd. (Australia)	3,477	67,656
Thermo Fisher Scientific, Inc.	113	57,312
UnitedHealth Group, Inc.	462	233,328
Vertex Pharmaceuticals, Inc.(NON)	2,752	796,814
Waters Corp.(NON)	214	57,679

		9,743,595
Semiconductor (0.2%)
Applied Materials, Inc.	710	58,170
ASM International NV (Netherlands)	22	4,922
ASML Holding NV (Netherlands)	106	43,968
KLA Corp.	180	54,473
Lam Research Corp.	149	54,534

		216,067
Software (5.4%)
Adobe, Inc.(NON)	1,686	463,987
Amdocs, Ltd.	759	60,303
Atlassian Corp PLC Class A (Australia)(NON)	1,751	368,743
Autodesk, Inc.(NON)	370	69,116
Cadence Design Systems, Inc.(NON)	4,211	688,204
Intuit, Inc.	1,480	573,234
Manhattan Associates, Inc.(NON)	759	100,970
Microsoft Corp.	10,493	2,443,820
NTT Data Corp. (Japan)	2,800	36,187
Okta, Inc.(NON)	1,052	59,827
ROBLOX Corp. Class A(NON)	1,669	59,817
Sage Group PLC (The) (United Kingdom)	7,068	54,379
Square Enix Holdings Co., Ltd. (Japan)	1,500	64,328
Wix.com, Ltd. (Israel)(NON)	763	59,689
Workday, Inc. Class A(NON)	412	62,715

		5,165,319
Technology services (5.0%)
Accenture PLC Class A	3,236	832,623
Alphabet, Inc. Class A(NON)	24,489	2,342,373
Capgemini SE (France)	279	44,587
DocuSign, Inc.(NON)	1,067	57,052
eBay, Inc.	13,687	503,818
Fidelity National Information Services, Inc.	716	54,108
GoDaddy, Inc. Class A(NON)	822	58,263
Leidos Holdings, Inc.	1,734	151,673
Meta Platforms, Inc. Class A(NON)	3,455	468,774
Palo Alto Networks, Inc.(NON)	348	56,999
Pinterest, Inc. Class A(NON)	2,891	67,360
SCSK Corp. (Japan)	1,800	27,008
Spotify Technology SA (Sweden)(NON)	605	52,212
Zebra Technologies Corp. Class A(NON)	236	61,834

		4,778,684
Transportation (0.8%)
A.P. Moeller-Maersck A/S Class B (Denmark)	23	41,663
CSX Corp.	17,234	459,114
Deutsche Post AG (Germany)	2,714	82,583
Nippon Yusen KK (Japan)	2,700	46,111
SG Holdings Co., Ltd. (Japan)	700	9,513
Union Pacific Corp.	319	62,148
United Parcel Service, Inc. Class B	337	54,439
ZIM Integrated Shipping Services, Ltd. (Israel)	200	4,700

		760,271
Utilities and power (1.8%)
AES Corp. (The)	2,385	53,901
Ameren Corp.	681	54,855
American Electric Power Co., Inc.	4,686	405,105
Constellation Energy Corp.	1,008	83,856
DTE Energy Co.	503	57,870
Duke Energy Corp.	586	54,510
E.ON SE (Germany)	13,212	102,253
Edison International	972	54,996
Enel SpA (Italy)	8,071	33,075
Essential Utilities, Inc.	1,352	55,946
Eversource Energy	745	58,080
Exelon Corp.	1,429	53,530
FirstEnergy Corp.	1,733	64,121
Fortum OYJ (Finland)	4,040	54,303
NiSource, Inc.	2,278	57,383
NRG Energy, Inc.	1,441	55,147
Osaka Gas Co., Ltd. (Japan)	2,100	31,619
PPL Corp.	1,063	26,947
Public Service Enterprise Group, Inc.	955	53,700
RWE AG (Germany)	907	33,373
Southern Co. (The)	817	55,556
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	1,923	2,404
Tokyo Gas Co., Ltd. (Japan)	3,700	62,489
Vistra Corp.	2,395	50,295
WEC Energy Group, Inc.	628	56,162
Xcel Energy, Inc.	880	56,320

		1,727,796

Total common stocks (cost $58,909,631)		$66,052,083

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (15.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.1%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$121,839	$128,993
3.00%, TBA, 10/1/52	1,000,000	882,725
3.00%, with due dates from 8/20/49 to 4/20/51	1,079,398	961,728

		1,973,446
U.S. Government Agency Mortgage Obligations (13.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 3.00%, 1/1/48	659,607	581,659
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	36,546	34,316
4.00%, 1/1/49	105,222	98,670
3.00%, with due dates from 4/1/46 to 11/1/48	438,465	387,580
2.50%, with due dates from 5/1/51 to 7/1/51	1,741,645	1,466,298
Uniform Mortgage-Backed Securities
6.00%, TBA, 10/1/52	1,000,000	1,014,927
5.00%, TBA, 10/1/52	2,000,000	1,945,937
4.50%, TBA, 10/1/52	1,000,000	951,406
3.50%, TBA, 10/1/52	3,000,000	2,697,656
2.50%, TBA, 10/1/52	2,000,000	1,678,281
2.50%, TBA, 10/1/37	2,000,000	1,808,750

		12,665,480

Total U.S. government and agency mortgage obligations (cost $15,757,703)		$14,638,926

CORPORATE BONDS AND NOTES (14.2%)(a)
	Principal amount	Value
Basic materials (0.9%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$20,000	$18,900
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	5,000	4,615
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	5,000	4,549
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	10,000	8,099
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	13,000	11,965
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	10,000	8,307
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	5,000	4,441
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32	5,000	3,836
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	10,000	8,797
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	15,000	13,465
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	15,000	13,939
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	15,000	13,980
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	70,000	66,248
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	15,000	12,230
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	50,000	40,750
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	5,000	3,950
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30	5,000	4,105
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	10,000	9,398
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	30,000	28,237
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	5,000	3,725
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	10,000	8,762
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	10,000	9,005
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	10,000	8,343
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	25,000	25,344
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	34,000	26,001
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	5,000	4,127
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	5,000	4,113
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31	15,000	11,289
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	10,000	8,200
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)	5,000	4,000
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)	10,000	7,953
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	20,000	18,353
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	5,000	3,273
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	10,000	7,678
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27	5,000	4,096
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	10,000	7,856
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29	15,000	11,250
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24	5,000	4,750
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	10,000	9,500
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	10,000	9,227
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	10,000	7,969
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	35,000	28,700
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26	10,000	8,347
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	20,000	17,793
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	21,213
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	10,000	6,507
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	20,000	16,508
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	5,000	3,844
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	35,000	32,132
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29	20,000	17,200
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)	10,000	7,950
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	15,000	10,648
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	10,000	5,900
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	15,000	11,100
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	10,000	8,900
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	40,000	24,638
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	20,000	12,670
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	30,000	27,898
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	30,000	33,684
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	11,254
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24	5,000	4,863
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	10,000	8,596
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	15,000	11,250

		816,220
Capital goods (0.8%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	5,000	3,833
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	17,613
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	10,000	9,200
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	5,000	4,139
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	25,000	20,730
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	46,000	40,104
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	10,000	9,200
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)	15,000	13,758
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)	5,000	4,183
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	9,000	8,813
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29	15,000	12,124
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	10,000
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	29,926
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	5,000	4,200
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	5,000	4,200
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	5,000	4,167
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	10,000	9,312
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27	10,000	9,427
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	10,000	7,706
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	55,000	45,431
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	35,000	28,594
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	15,000	14,063
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	65,000	51,435
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	6,000	5,755
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	5,000	3,740
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	24,000	22,661
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	18,000	16,911
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	5,000	4,016
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	20,000	13,931
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29	25,000	17,236
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	60,000	54,594
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	9,000	8,311
OT Merger Corp. 144A sr. unsec. notes 7.875%, 10/15/29	15,000	10,163
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	15,000	12,269
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40	20,000	18,015
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	4,672
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29	10,000	8,435
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	10,000	8,275
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30	10,000	9,357
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	35,000	29,386
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	20,000	19,546
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	5,000	4,291
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	10,000	9,448
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27	15,000	13,046
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	10,000	8,083
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29	10,000	8,050
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	50,000	48,500
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	20,000	16,100
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	2,000	1,674
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	30,000	26,902
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	15,000	13,178
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	10,000	9,795

		788,498
Communication services (1.5%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	5,000	3,924
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	100,000	88,429
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	9,000	7,866
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	41,000	26,930
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	64,537
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	7,000	6,718
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	10,000	7,627
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	7,000	6,633
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	20,000	17,506
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	45,000	36,506
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	5,000	3,954
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	10,000	7,670
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	27,000	21,140
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	7,214
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	44,000	42,907
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	110,000	66,666
Comcast Corp. company guaranty sr. unsec. bonds 2.887%, 11/1/51	16,000	9,905
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	19,000	13,188
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	7,000	5,364
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	92,000	70,071
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	4,000	4,267
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	18,000	10,705
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	35,000	32,042
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	25,000	22,620
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	34,000	30,779
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	35,000	32,893
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	28,000	25,900
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	73,000	83,636
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	5,000	4,311
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	5,000	3,835
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	10,000	8,925
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29	10,000	5,875
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28	10,000	7,557
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	5,000	4,096
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	20,000	10,000
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	80,000	71,767
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	5,000	4,481
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	20,000	16,500
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	20,000	16,552
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	15,000	11,700
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	45,000	46,238
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	10,000	10,343
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	60,000	45,217
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,209
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	78,000	71,981
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	10,000	8,058
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	10,000	9,826
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29	5,000	4,128
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	25,000	23,600
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	65,000	70,493
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	47,000	31,907
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	23,000	18,364
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	65,000	57,096
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	76,000	71,510
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	20,000	16,884

		1,415,050
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 6.623%, perpetual maturity	15,000	14,028

		14,028
Consumer cyclicals (2.0%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	15,000	12,450
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	22,438
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	14,000	11,511
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	90,000	83,869
AMC Entertainment Holdings, Inc. 144A company guaranty notes 10.00%, 6/15/26(PIK)	10,000	6,825
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29	5,000	3,863
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	15,000	13,122
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	10,000	7,825
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29	5,000	3,997
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	14,000	9,934
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	5,000	4,120
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	15,000	13,725
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	5,000	4,350
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)	5,000	3,402
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	15,000	11,550
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	40,000	31,013
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	32,568
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	25,000	23,496
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	5,000	4,425
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	15,000	12,146
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	5,000	3,820
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25	25,000	24,123
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	5,000	4,121
Carnival Corp. 144A notes 10.50%, 2/1/26	5,000	4,947
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	20,000	14,011
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	10,000	7,908
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	15,000	13,088
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	15,000	14,063
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26	5,000	4,181
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	15,000	11,536
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	15,000	12,671
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	10,000	7,550
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29	5,000	3,625
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	60,000	50,227
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26	15,000	2,986
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	65,000	64,916
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	70,000	65,350
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29	15,000	3,613
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	10,000	2,450
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29	5,000	4,100
Ford Motor Co. sr. unsec. unsub. bonds 3.25%, 2/12/32	65,000	46,690
Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	35,000	32,119
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	15,000	13,502
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	10,000	8,175
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	5,000	4,163
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	2,000	1,668
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	79,000	73,065
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	9,607
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	12,000	9,051
General Motors Financial Co., Inc. sr. unsec. notes 2.35%, 2/26/27	2,000	1,697
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	22,000	18,908
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	6,000	5,134
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31	30,000	23,533
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	8,000	7,019
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	10,000	9,535
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	10,000	9,175
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	47,000	45,691
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	17,189	14,439
Interpublic Group of Cos, Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	10,000	7,594
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	47,000	43,462
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25	5,000	4,706
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	10,000	7,150
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	15,000	11,775
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	10,000	6,775
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	38,000	35,085
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	15,000	11,700
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	10,000	9,536
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	5,000	4,811
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32	5,000	3,828
Magallanes, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	92,000	75,717
Magallanes, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27	20,000	17,914
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	5,000	4,423
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	10,000	7,645
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	10,000	8,408
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	5,000	4,462
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	15,000	12,525
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	15,000	12,315
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30	5,000	3,703
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	20,000	10,861
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31	50,000	38,061
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27	5,000	4,175
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	5,000	3,800
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29	15,000	12,502
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	4,000	3,510
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	10,000	8,489
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	10,000	9,805
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28	10,000	9,925
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29	10,000	9,956
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	65,000	61,567
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26	12,000	11,331
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	22,000	19,590
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	10,000	8,843
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	5,000	4,201
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	15,000	12,801
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	15,000	15,600
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26	5,000	4,300
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	10,000	7,213
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	5,000	4,927
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	5,000	3,825
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	30,000	25,067
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	9,000	6,739
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	15,000	14,361
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	5,000	4,008
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	13,961
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	5,000	4,714
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	25,000	18,125
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32	5,000	3,556
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	5,000	3,986
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	10,000	7,575
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27	5,000	4,350
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	10,000	9,119
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	50,000	38,772
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	15,000	12,759
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	10,000	8,750
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	10,000	6,300
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	10,000	7,955
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31	10,000	6,818
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	5,000	3,517
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	10,000	8,849
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	10,000	7,650
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	5,000	3,776
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	15,000	12,312
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	10,000	9,250
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	40,000	30,559
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	10,000	9,141
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	5,000	4,901
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	15,000	14,156
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30	5,000	4,750
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	15,000	12,749
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	15,000	11,250
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	40,000	49,159
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	15,000	12,750
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	10,000	8,160
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	15,000	13,203
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	15,000	12,123
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	5,000	4,884

		1,957,956
Consumer staples (0.6%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	5,000	3,938
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	15,000	12,998
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	20,000	17,300
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	4,230
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	35,000	31,283
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	10,060
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	48,000	39,751
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	5,000	3,613
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	15,000	12,181
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	2,108	2,107
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	52,197
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	54,282
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	5,000	3,800
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	10,000	9,000
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	5,000	4,968
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	40,000	31,120
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	18,000	16,630
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	10,000	9,290
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	19,000	17,519
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	10,000	9,071
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30	15,000	12,694
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	3,000	2,678
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31	5,000	3,775
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	40,000	34,950
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26	5,000	3,953
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000	9,359
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	53,000	51,717
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	15,000	14,161
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	20,000	18,800
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	5,000	4,834
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26	15,000	13,800
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29	20,000	14,585
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26	3,000	2,123
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	19,000	14,456
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	10,000	9,722
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32	5,000	4,433
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	5,000	3,996
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	10,000	8,739

		574,113
Energy (1.1%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	10,000	10,050
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	4,000	3,993
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	10,000	8,073
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	10,000	8,722
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	70,000	65,441
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	35,000	32,074
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	10,000	9,225
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	20,000	17,510
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	5,000	4,969
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	20,000	19,349
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	16,000	15,491
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	10,000	8,385
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	9,000	6,911
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	5,000	4,750
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	10,000	8,710
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	10,000	9,223
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	15,000	13,462
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	10,000	9,950
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	10,000	9,039
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	35,000	25,630
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	5,000	4,813
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	15,000	14,531
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	5,000	5,493
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	5,000	5,513
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	15,000	13,833
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	20,000	18,451
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	55,000	52,312
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23	9,000	8,910
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	15,000	14,025
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	50,000	49,576
EQT Corp. sr. unsec. notes 7.00%, 2/1/30	10,000	10,319
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	10,000	9,938
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	40,000	38,076
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	5,000	4,292
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	8,756
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	5,000	4,038
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	28,000	26,580
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 6.25%, 4/15/32	5,000	4,400
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 6.00%, 4/15/30	5,000	4,375
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	20,000	17,620
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	15,000	13,735
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	10,000	9,053
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25	4,000	3,980
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26	5,000	4,351
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	5,000	5,075
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	5,000	4,925
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	35,000	33,863
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	20,000	21,404
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	25,000	25,000
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25	5,000	5,015
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	5,000	4,871
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	10,000	10,417
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	5,000	4,894
Permian Resources Operating LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	15,000	13,688
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	10,000	9,090
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	53,000	37,186
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	20,000	19,150
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	5,000	4,415
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	20,000	17,512
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	14,000	13,431
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	70,000	65,204
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	9,625
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	5,000	4,752
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25	10,000	9,600
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	10,000	9,011
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	25,000	22,670
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	30,000	27,675
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	10,000	8,501
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	15,000	12,750
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	10,000	8,606
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	2,800	2,611
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	8,750	8,006
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	10,000	9,249
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	10,000	9,200
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	5,000	4,544
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33	10,000	7,775
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	10,000	8,579
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	5,000	4,603

		1,100,824
Financials (4.2%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	10,000	8,651
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	65,000	50,648
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	23,000	20,645
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	3,000	2,442
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	15,000	12,927
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	54,000	56,611
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	25,000	23,064
American Express Co. sr. unsec. notes 2.65%, 12/2/22	96,000	95,786
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29	5,000	4,150
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	50,000	41,770
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	25,000	22,745
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	15,000	12,554
Athene Global Funding 144A notes 1.985%, 8/19/28	40,000	31,552
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	200,000	140,185
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	74,000	70,855
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	5,000	3,945
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	120,000	96,816
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	195,000	188,190
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	78,000	77,739
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	10,000	6,425
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	24,909
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	10,000	7,336
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	65,000	65,011
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	92,000	65,161
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	35,000	28,919
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	185,260
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	50,000	46,021
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	7,971
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	50,000	46,284
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	10,000	9,312
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	15,000	10,463
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28	10,000	6,100
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	75,000	68,591
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	20,000	17,627
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	10,000	9,396
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	30,000	29,369
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	11,000	9,903
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	26,000	25,808
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	135,000	133,554
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	17,000	14,046
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	5,000	4,375
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27	5,000	3,563
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	15,000	11,276
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	10,000	9,666
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	4,000	3,826
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	5,000	4,688
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)	5,000	4,438
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	21,000	16,139
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	87,000	79,072
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	13,000	10,536
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	24,000	23,943
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27	5,000	5,018
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	20,000	18,968
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29	5,000	4,175
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	41,000	28,995
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	10,000	9,345
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	10,000	8,755
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	5,000	4,024
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	30,000	20,200
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	15,000	11,052
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	10,000	10,063
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	15,000	14,793
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	30,000	29,102
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	17,000	16,320
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	157,000	136,763
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 3.905%, 5/15/47	13,000	10,257
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	17,000	13,766
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	300,000	224,723
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	6,000	5,662
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	165,000	163,958
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	25,935
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)	15,000	11,230
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	25,000	23,000
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	15,000	12,150
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	22,000	20,896
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	185,000	166,378
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	40,000	31,955
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23	183,000	182,399
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	15,000	11,001
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	10,000	7,852
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	24,506
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	35,000	31,549
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	4,290
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	15,000	11,625
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31	10,000	7,154
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	10,000	8,550
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	15,000	12,998
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	70,000	62,445
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	10,000	8,168
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	4,000	3,549
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	43,818
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	5,000	4,675
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	76,304
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	78,000	77,759
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	55,000	50,136
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	16,000	14,246
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	55,000	53,490
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	60,000	45,095
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25	20,000	19,226
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	30,000	27,586
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	10,000	8,758
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	9,000	8,573
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	15,000	12,684
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	185,000	150,029
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	22,000	21,356
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	25,000	15,960

		3,983,527
Health care (0.9%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)	1,531	1,520
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	15,000	14,528
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	15,000	7,527
Bausch Health Cos, Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28	2,723	2,192
Bausch Health Cos, Inc. 144A company guaranty sub. notes 14.00%, 10/15/30	545	297
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	5,000	3,450
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	10,000	6,447
Becton Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	7,000	6,514
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31	50,000	38,601
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	67,000	66,741
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	52,000	50,432
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	10,000	7,919
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	30,000	26,850
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	5,000	4,025
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	5,000	4,100
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	5,000	4,329
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	5,000	3,863
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	10,000	4,575
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	10,000	4,830
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	15,000	10,444
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	27,000	26,801
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	39,000	34,191
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	36,122	32,898
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	15,000	10,754
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28	10,000	8,828
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	22,000	20,537
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	10,000	9,688
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	5,000	4,129
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)	14,000	8,400
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	1,000	977
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	50,000	39,239
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	8,000	7,669
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	20,000	15,811
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29	5,000	4,008
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29	10,000	7,550
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	67,538
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29	5,000	4,225
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30	5,000	4,400
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	15,000	11,777
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	40,000	37,591
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	15,000	13,632
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	6,000	5,430
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	5,000	3,910
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	10,000	8,042
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	2,000	1,934
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	25,000	22,432
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	20,000	18,585
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29	10,000	8,283
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30	15,000	13,740
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	90,000	89,546
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	25,000	20,412
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	32,406

		864,547
Technology (1.0%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	30,000	16,866
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	31,942
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	20,000	12,451
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	25,000	24,384
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	80,000	71,782
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	22,613
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	30,000	23,400
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	5,000	3,873
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	5,000	4,900
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	73,000	67,151
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	90,000	79,686
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29	10,000	9,507
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29	20,000	15,660
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	5,000	4,604
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	3,000	2,665
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	10,000	8,263
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	20,000	16,800
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	20,000	16,873
Meta Platforms, Inc. 144A sr. unsec. unsub. bonds 4.45%, 8/15/52	21,000	17,138
Meta Platforms, Inc. 144A sr. unsec. unsub. notes 3.50%, 8/15/27	12,000	11,221
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	20,000	19,903
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50	25,000	16,334
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27	10,000	9,529
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	10,000	9,650
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	35,000	23,452
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	29,168
Oracle Corp. sr. unsec. unsub. notes 3.625%, 7/15/23	144,000	142,749
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	80,000	79,947
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29	10,000	8,447
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	30,000	22,200
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	30,000	18,720
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	30,000	19,816
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	30,000	23,631
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	30,000	22,088
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	15,000	11,944
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	5,000	3,925
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	15,000	12,113
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	10,000	8,972
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	35,000	28,558

		972,925
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	10,000	8,725
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	10,000	9,392
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)	60,000	52,538
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	56,231
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	15,000	13,970
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	14,485
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	10,000	9,384
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	20,000	19,497
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	5,000	4,137
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	5,000	4,463
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	30,000	27,305

		220,127
Utilities and power (1.0%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	24,000	20,674
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	25,000	19,125
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	55,000	51,385
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	10,000	7,850
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	5,000	3,954
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	5,000	4,361
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	10,000	8,500
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	4,000	3,771
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	35,000	30,835
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	28,000	28,710
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	35,520
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	52,931
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	49,764
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	5,209
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	11,963
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	30,000	28,559
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	30,000	25,403
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	6,000	5,845
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	34,488
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	91,000	66,430
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	4,000	3,340
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	90,000	69,174
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	25,000	21,690
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	5,000	4,796
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	24,883
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26	10,000	8,660
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	2,000	1,959
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	10,000	8,674
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	21,000	20,216
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	35,000	27,302
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	5,000	4,375
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)	75,000	74,945
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	75,000	58,544
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	5,000	4,411
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	5,000	4,042
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	24,522
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	5,000	4,365
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	17,000	14,485
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	18,000	17,151
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	15,000	13,913
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	5,000	4,516

		911,240

Total corporate bonds and notes (cost $15,828,666)		$13,619,055

MORTGAGE-BACKED SECURITIES (3.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 14.455%, 4/15/37	$4,664	$7,276
REMICs IFB Ser. 3072, Class SM, ((-3.667 x ICE LIBOR USD 1 Month) + 23.80%), 13.465%, 11/15/35	6,324	9,613
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 11.407%, 3/15/35	13,513	17,161
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE LIBOR USD 1 Month) + 16.95%), 9.744%, 6/15/34	2,855	3,083
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.57%), 13.259%, 3/25/36	8,026	8,129
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.20%), 12.892%, 6/25/37	6,814	10,765
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	2,575	2,157
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	22,945	4,897
Ser. 13-14, IO, 3.50%, 12/20/42	61,999	6,951
Ser. 16-H16, Class EI, IO, 1.667%, 6/20/66(WAC)	114,792	5,407
Ser. 15-H26, Class DI, IO, 0.193%, 10/20/65(WAC)	173,130	6,502

		81,941
Commercial mortgage-backed securities (1.6%)
ACRE Commercial Mortgage, Ltd. 144A FRB Ser. 21-FL4, Class A, 3.823%, 12/18/37 (Cayman Islands)	23,932	23,871
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49(WAC)	14,328	—
BANK FRB Ser. 17-BNK8, Class B, 4.056%, 11/15/50(WAC)	12,000	10,703
Barclays Commercial Mortgage Trust Ser. 19-C3, Class C, 4.178%, 5/15/52	32,000	27,475
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class B, 3.911%, 11/13/50(WAC)	14,000	12,348
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	14,000	13,043
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.252%, 11/10/46(WAC)	11,000	10,650
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	20,000	19,451
Ser. 13-GC11, Class B, 3.732%, 4/10/46(WAC)	34,000	33,479
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.557%, 10/15/49(WAC)	301,941	3
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.454%, 12/10/44(WAC)	29,000	28,681
FRB Ser. 13-CR13, Class C, 5.04%, 11/10/46(WAC)	27,000	25,805
FRB Ser. 14-CR17, Class C, 4.943%, 5/10/47(WAC)	75,000	70,469
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	20,000	19,864
Ser. 14-CR19, Class B, 4.703%, 8/10/47(WAC)	16,000	15,367
Ser. 14-UBS2, Class B, 4.701%, 3/10/47	75,000	72,634
FRB Ser. 15-CR26, Class C, 4.619%, 10/10/48(WAC)	24,000	21,979
FRB Ser. 14-UBS6, Class C, 4.587%, 12/10/47(WAC)	16,000	14,783
FRB Ser. 16-COR1, Class C, 4.475%, 10/10/49(WAC)	19,000	17,039
3.829%, 2/10/48(WAC)	18,000	16,780
FRB Ser. 14-CR18, Class XA, IO, 1.146%, 7/15/47(WAC)	79,510	1,036
FRB Ser. 14-CR17, Class XA, IO, 1.112%, 5/10/47(WAC)	348,541	3,806
FRB Ser. 14-CR20, Class XA, IO, 1.095%, 11/10/47(WAC)	246,798	3,628
FRB Ser. 14-UBS6, Class XA, IO, 0.999%, 12/10/47(WAC)	755,113	10,427
FRB Ser. 14-LC17, Class XA, IO, 0.817%, 10/10/47(WAC)	391,807	4,090
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49(WAC)	476,656	—
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class B, 4.044%, 4/15/50(WAC)	30,000	27,250
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	15,000	13,796
Ser. 19-C17, Class AS, 3.278%, 9/15/52	49,000	41,133
FRB Ser. 20-C19, Class XA, IO, 1.23%, 3/15/53(WAC)	1,040,437	64,809
CSMC Trust
FRB Ser. 16-NXSR, Class C, 4.597%, 12/15/49(WAC)	70,000	53,518
FRB Ser. 16-NXSR, Class XA, IO, 0.858%, 12/15/49(WAC)	899,349	22,034
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.843%, 9/25/27(WAC)	382,109	11,599
GS Mortgage Securities Corp., II 144A Ser. GC10, Class B, 3.682%, 2/10/46	50,000	49,544
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.843%, 6/10/47(WAC)	14,000	13,307
FRB Ser. 15-GC32, Class B, 4.548%, 7/10/48(WAC)	73,000	68,854
FRB Ser. 15-GC30, Class C, 4.205%, 5/10/50(WAC)	37,000	33,405
GS Mortgage Securities Trust 144A
FRB Ser. 13-GC14, Class B, 4.877%, 8/10/46(WAC)	13,000	12,794
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	17,000	16,786
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.357%, 11/15/45(WAC)	43,000	42,196
FRB Ser. 14-C22, Class C, 4.699%, 9/15/47(WAC)	13,000	11,845
FRB Ser. 13-C12, Class B, 4.231%, 7/15/45(WAC)	12,000	11,805
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class XA, IO, 0.857%, 6/15/51(WAC)	1,092,555	22,287
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	7,803	7,045
FRB Ser. 13-C16, Class C, 5.17%, 12/15/46(WAC)	22,000	21,385
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	216,572	29
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.211%, 2/15/47(WAC)	10,000	9,817
FRB Ser. 15-C24, Class B, 4.476%, 5/15/48(WAC)	10,000	9,480
Ser. 13-C13, Class AS, 4.266%, 11/15/46	75,000	73,835
FRB Ser. 13-C10, Class AS, 4.206%, 7/15/46(WAC)	25,000	24,760
Ser. 14-C19, Class C, 4.00%, 12/15/47	20,000	18,087
FRB Ser. 14-C17, Class XA, IO, 1.185%, 8/15/47(WAC)	151,470	1,707
FRB Ser. 15-C26, Class XA, IO, 1.123%, 10/15/48(WAC)	578,227	10,939
FRB Ser. 13-C12, Class XA, IO, 0.714%, 10/15/46(WAC)	398,706	1,180
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.791%, 8/15/45(WAC)	15,000	14,887
Morgan Stanley Capital I Trust FRB Ser. 18-H3, Class XA, IO, 0.984%, 7/15/51(WAC)	1,524,174	48,573
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL9, Class A, 5.531%, 6/25/37	16,968	16,736
FRB Ser. 20-FL4, Class A, 5.234%, 2/25/35	27,207	27,103
FRB Ser. 21-FL7, Class A, 4.284%, 11/25/36	25,941	24,992
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, 3.898%, 9/15/36 (Cayman Islands)	26,918	26,267
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	41,000	40,771
FRB Ser. 12-C4, Class XA, IO, 1.545%, 12/10/45(WAC)	9,773	—
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class C, 5.148%, 1/15/59(WAC)	23,000	21,158
FRB Ser. 13-LC12, Class AS, 4.432%, 7/15/46(WAC)	19,000	18,555
FRB Ser. 13-LC12, Class C, 4.432%, 7/15/46(WAC)	24,000	21,980
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	16,000	12,997
WF-RBS Commercial Mortgage Trust
Ser. 14-LC14, Class C, 4.344%, 3/15/47(WAC)	23,000	21,980
FRB Ser. 13-C11, Class C, 4.309%, 3/15/45(WAC)	47,000	46,559
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	11,916
Ser. 12-C10, Class AS, 3.241%, 12/15/45	33,000	32,845
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.42%, 3/15/44(WAC)	24,593	11,957
FRB Ser. 13-C15, Class D, 4.671%, 8/15/46(WAC)	43,000	25,907
FRB Ser. 12-C10, Class XA, IO, 1.569%, 12/15/45(WAC)	123,252	132

		1,597,952
Residential mortgage-backed securities (non-agency) (2.1%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.955%, 5/25/35(WAC)	7,701	7,509
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 3.464%, 8/25/46	68,445	56,658
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 2.044%, 6/25/46	49,651	43,043
Ellington Financial Mortgage Trust 144A Ser. 20-2, Class A2, 1.486%, 10/25/65(WAC)	32,490	29,920
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (ICE LIBOR USD 1 Month + 4.65%), 7.734%, 10/25/28	63,940	66,759
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 5.484%, 2/25/47	104,867	101,201
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 5.231%, 6/25/42	18,709	18,704
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 4.581%, 8/25/33	111,000	107,535
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 4.281%, 4/25/42	71,737	70,934
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 4.131%, 1/25/42	74,000	67,254
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 4.084%, 2/25/47	98,828	96,838
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	70,362	68,444
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 3.581%, 2/25/42	84,629	83,122
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 3.131%, 9/25/41	33,182	32,255
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 10.034%, 8/25/28	36,655	38,438
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 9.834%, 8/25/28	54,539	57,738
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 9.084%, 9/25/28	24,074	25,021
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 8.984%, 10/25/28	6,595	6,814
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 8.784%, 4/25/28	37,774	39,111
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 8.634%, 4/25/28	42,759	44,200
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (ICE LIBOR USD 1 Month + 5.25%), 8.334%, 10/25/23	5,037	5,182
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 8.084%, 11/25/24	363	367
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 7.984%, 11/25/24	2,255	2,311
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%), 7.534%, 1/25/29	71,792	74,324
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month + 4.35%), 7.434%, 5/25/29	102,332	105,762
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 7.384%, 2/25/25	22,894	23,321
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 7.334%, 4/25/29	44,160	45,537
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 7.334%, 1/25/29	73,725	75,800
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 7.084%, 5/25/25	1,561	1,588
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 6.734%, 9/25/29	56,000	56,785
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month + 3.55%), 6.634%, 7/25/29	83,421	84,917
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 5.984%, 7/25/24	2,537	2,560
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (ICE LIBOR USD 1 Month + 2.60%), 5.684%, 5/25/24	5,742	5,739
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (ICE LIBOR USD 1 Month + 2.50%), 5.584%, 5/25/30	29,615	29,374
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (ICE LIBOR USD 1 Month + 0.65%), 3.734%, 1/25/31	22,556	22,174
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (ICE LIBOR USD 1 Month + 0.60%), 3.684%, 11/25/29	17,208	16,801
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 3.181%, 11/25/41	16,133	15,770
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 3.031%, 10/25/41	16,119	15,998
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (ICE LIBOR USD 1 Month + 0.80%), 3.884%, 2/25/34	17,640	16,917
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (ICE LIBOR USD 1 Month + 1.13%), 4.209%, 10/25/33	33,146	32,340
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 4.134%, 10/25/34	20,381	19,829
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	119,972	111,574
Verus Securitization Trust 144A Ser. 20-5, Class A2, 1.578%, 5/25/65	44,636	41,070
Visio Trust 144A Ser. 20-1, Class A3, 3.521%, 8/25/55(WAC)	117,000	106,083
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 4.044%, 7/25/45	17,740	16,161

		1,989,782

Total mortgage-backed securities (cost $3,894,611)		$3,669,675

COMMODITY LINKED NOTES (0.5%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 3/31/23 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$604,000	$478,258

Total commodity Linked Notes (cost $604,000)		$478,258

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
	Principal amount	Value
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Cote d'lvoire)	$90,907	$77,726
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)	130,000	126,263
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	200,000	187,586
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	78,000	66,743
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	10,000	11,956

Total foreign government and agency bonds and notes (cost $536,208)		$470,274

SENIOR LOANS (0.4%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 6.365%, 4/1/28	$9,875	$9,301
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 5.756%, 4/22/26	9,834	7,670
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 7.46%, 4/20/28	5,000	4,835
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 6.784%, 10/19/27	9,826	9,175
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 8.865%, 11/18/29	5,000	4,328
Asurion, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.25%), 8.365%, 1/30/29	5,000	3,800
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 6.365%, 7/31/27	4,937	4,155
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 6.952%, 6/21/24	19,716	17,111
Clarios Global LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 6.365%, 4/30/26	34,881	32,919
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 6.306%, 8/21/26	10,000	8,903
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.50%), 6.615%, 11/23/27	10,754	9,324
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 7.424%, 5/27/28	14,813	14,269
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 8.115%, 7/22/27	9,100	8,455
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 7.75%), 10.274%, 7/30/28	5,000	4,860
Epicor Software Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 6.365%, 7/30/27	29,400	27,480
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 6.814%, 10/2/25	24,563	21,234
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 7.115%, 12/1/27	9,850	9,354
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 6.365%, 5/1/26	8,916	8,353
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 5.696%, 12/15/27	4,913	4,593
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.259%, 2/4/26	4,863	4,109
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 7.125%, 6/1/28	14,800	13,616
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 7.752%, 4/22/27	4,900	3,577
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 7.365%, 12/17/28	24,813	21,111
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 6.87%, 1/29/28	9,975	9,418
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 7.674%, 6/3/28	9,875	9,091
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 9.32%, 8/31/29	10,000	9,588
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 11.125%, 2/28/26	5,000	3,000
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 7.365%, 11/28/25	4,938	4,718
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 6.283%, 10/1/25	7,749	7,255
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 6.615%, 12/17/26	34,301	32,043
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 6.871%, 7/31/27	4,950	4,736
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 7.535%, 5/3/27	5,000	4,700
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 6.533%, 4/21/28	9,850	9,384
Vertiv Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 5.303%, 3/2/27	14,405	13,680

Total senior loans (cost $391,504)		$360,145

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 3.834%, 5/25/55	$46,000	$45,042
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 4.314%, 5/29/23	47,000	47,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 3.684%, 1/25/46	18,821	18,769

Total asset-backed securities (cost $111,621)		$110,811

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$5,000	$3,440
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	15,000	13,650
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23	7,000	6,659

Total convertible bonds and notes (cost $24,063)		$23,749

SHORT-TERM INVESTMENTS (6.3%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 3.06%(AFF)	Shares	58,825	$58,825
Putnam Short Term Investment Fund Class P 3.11%(AFF)	Shares	4,358,134	4,358,134
U.S. Treasury Bills 2.703%, 11/1/22(SEG)(SEGCCS)		$1,400,000	1,396,990
U.S. Treasury Bills 2.800%, 11/8/22(SEG)(SEGCCS)		200,000	199,459

Total short-term investments (cost $6,013,177)			$6,013,408
TOTAL INVESTMENTS

Total investments (cost $102,071,184)			$105,436,384

	FORWARD CURRENCY CONTRACTS at 9/30/22 (aggregate face value $1,716,250) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Buy	10/19/22	$12,306	$13,147	$(841)
		Euro	Buy	12/21/22	247,988	254,495	(6,507)
	Citibank, N.A.
		Danish Krone	Sell	12/21/22	61,038	63,113	2,075
	HSBC Bank USA, National Association
		Hong Kong Dollar	Buy	11/16/22	47,357	47,412	(55)
	JPMorgan Chase Bank N.A.
		Norwegian Krone	Sell	12/21/22	187,320	207,214	19,894
		Singapore Dollar	Sell	11/16/22	154,498	160,959	6,461
		Swedish Krona	Sell	12/21/22	10,522	11,127	605
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	10/19/22	24,182	25,676	1,494
		British Pound	Buy	12/21/22	76,797	79,626	(2,829)
		Canadian Dollar	Buy	10/19/22	72	77	(5)
		Japanese Yen	Buy	11/16/22	170,340	187,841	(17,501)
		Swiss Franc	Buy	12/21/22	79,382	81,518	(2,136)
	NatWest Markets PLC
		Japanese Yen	Buy	11/16/22	33,043	36,735	(3,692)
	State Street Bank and Trust Co.
		Chinese Yuan (Offshore)	Sell	11/16/22	6,096	6,451	355
	UBS AG
		Australian Dollar	Sell	10/19/22	237,218	251,193	13,975
	WestPac Banking Corp.
		Australian Dollar	Sell	10/19/22	252,249	267,777	15,528
		Canadian Dollar	Buy	10/19/22	20,486	21,889	(1,403)

	Unrealized appreciation						60,387

	Unrealized (depreciation)						(34,969)

	Total						$25,418
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	40	$3,329,432	$3,339,600	Dec-22	$(440,766)
S&P 500 Index E-Mini (Long)	2	358,562	360,150	Dec-22	334
S&P 500 Index E-Mini (Short)	110	19,720,910	19,808,250	Dec-22	2,665,525
U.S. Treasury Bond 30 yr (Long)	9	1,137,656	1,137,656	Dec-22	(97,262)
U.S. Treasury Bond Ultra 30 yr (Long)	15	2,055,000	2,055,000	Dec-22	(208,628)
U.S. Treasury Note 2 yr (Long)	20	4,107,813	4,107,813	Dec-22	(61,709)
U.S. Treasury Note 5 yr (Long)	39	4,192,805	4,192,805	Dec-22	(133,252)
U.S. Treasury Note 10 yr (Long)	18	2,017,125	2,017,125	Dec-22	(90,322)

Unrealized appreciation					2,665,859

Unrealized (depreciation)					(1,031,939)

Total					$1,633,920

TBA SALE COMMITMENTS OUTSTANDING at 9/30/22 (proceeds receivable $2,676,602) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 10/1/52	$1,000,000	10/13/22	$899,219
Uniform Mortgage-Backed Securities, 2.50%, 10/1/52	1,000,000	10/13/22	839,141
Uniform Mortgage-Backed Securities, 2.00%, 10/1/52	1,000,000	10/13/22	809,155

Total			$2,547,515

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$4,124,000	$3,340	(E)	$(4,220)	12/21/24	4.20% — Annually	US SOFR — Annually	$(880)
		3,009,000	2,437	(E)	3,334	12/21/24	US SOFR — Annually	4.20% — Annually	896
		1,629,000	847	(E)	3,442	12/21/27	3.80% — Annually	US SOFR — Annually	4,289
		564,000	6,807	(E)	(2,650)	12/21/32	3.40% — Annually	US SOFR — Annually	4,158
		518,000	6,252	(E)	2,452	12/21/32	US SOFR — Annually	3.40% — Annually	(3,800)
		375,000	3,555	(E)	(3,129)	12/21/52	US SOFR — Annually	3.00% — Annually	(8,241)
		38,500	30		(1)	9/29/52	3.0575% — Annually	US SOFR — Annually	22
		38,500	8		(1)	9/29/52	3.0605% — Annually	US SOFR — Annually	—
		79,000	461		(1)	9/30/27	US SOFR — Annually	3.6865% — Annually	(454)
		79,000	468		(1)	9/30/27	US SOFR — Annually	3.6845% — Annually	(461)

	Total				$(775)				$(4,471)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/22 (Unaudited)
	Swap counterparty /notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$3,065,542	$2,785,736	$—	8/4/23	(Secured Overnight Financing Rate plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$(282,077)
	3,132,318	2,762,389	—	9/14/23	Secured Overnight Financing Rate plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	372,853
	Goldman Sachs International
	3,880,160	3,857,659	—	12/15/25	(Secured Overnight Financing Rate plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(15,427)
	3,760,793	3,719,241	—	12/15/25	Secured Overnight Financing Rate minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	35,196
	1,611	1,565	—	12/15/25	(Secured Overnight Financing Rate plus 0.40%) — Monthly	Evraz PLC — Monthly	(1,530)

Upfront premium received			—	Unrealized appreciation			408,049

Upfront premium (paid)			—	Unrealized (depreciation)			(299,034)

		Total	$—			Total	$109,015
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
STORE Capital Corp.	Financials	1,351	$42,334	1.52%
O'Reilly Automotive, Inc.	Consumer cyclicals	55	38,738	1.39%
Unum Group	Financials	966	37,493	1.35%
Brown & Brown, Inc.	Financials	611	36,934	1.33%
Constellation Energy Corp.	Utilities and power	444	36,911	1.32%
Molina Healthcare, Inc.	Health care	112	36,813	1.32%
Manhattan Associates, Inc.	Technology	272	36,181	1.30%
Wintrust Financial Corp.	Financials	444	36,175	1.30%
Ulta Beauty, Inc.	Consumer staples	89	35,747	1.28%
ON Semiconductor Corp.	Technology	573	35,705	1.28%
Cadence Design Systems, Inc.	Technology	217	35,415	1.27%
Pure Storage, Inc. Class A	Technology	1,293	35,390	1.27%
East West Bancorp, Inc.	Financials	525	35,221	1.26%
Gartner, Inc.	Consumer cyclicals	127	35,030	1.26%
General Dynamics Corp.	Capital goods	164	34,881	1.25%
MGIC Investment Corp.	Financials	2,705	34,674	1.24%
Wix.com, Ltd.(IL) (Israel)	Technology	443	34,619	1.24%
Apartment Income REIT Corp.	Financials	867	33,501	1.20%
Targa Resources Corp.	Energy	555	33,485	1.20%
Toll Brothers, Inc.	Consumer cyclicals	792	33,280	1.19%
NRG Energy, Inc.	Utilities and power	869	33,243	1.19%
Procore Technologies, Inc.	Technology	671	33,187	1.19%
Hologic, Inc.	Health care	512	33,065	1.19%
Valero Energy Corp.	Energy	309	32,972	1.18%
Textron, Inc.	Capital goods	562	32,736	1.18%
Synopsys, Inc.	Technology	106	32,490	1.17%
Uber Technologies, Inc.	Consumer staples	1,224	32,427	1.16%
Boyd Gaming Corp.	Consumer cyclicals	680	32,425	1.16%
American International Group, Inc.	Financials	681	32,356	1.16%
Genuine Parts Co.	Consumer cyclicals	213	31,789	1.14%
Virtu Financial, Inc. Class A	Financials	1,530	31,788	1.14%
Johnson Controls International PLC	Capital goods	646	31,778	1.14%
Allison Transmission Holdings, Inc.	Capital goods	935	31,572	1.13%
Autonation, Inc.	Consumer cyclicals	309	31,503	1.13%
AbbVie, Inc.	Health care	234	31,393	1.13%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	499	30,620	1.10%
Live Nation Entertainment, Inc.	Consumer cyclicals	402	30,572	1.10%
Bio-Rad Laboratories, Inc. Class A	Health care	72	29,975	1.08%
CF Industries Holdings, Inc.	Basic materials	307	29,583	1.06%
Booking Holdings, Inc.	Consumer cyclicals	18	29,261	1.05%
Palo Alto Networks, Inc.	Technology	177	28,993	1.04%
Expedia Group, Inc.	Consumer cyclicals	309	28,970	1.04%
ManpowerGroup, Inc.	Consumer staples	446	28,869	1.04%
Marathon Oil Corp.	Energy	1,272	28,731	1.03%
Apollo Global Management, Inc.	Financials	611	28,392	1.02%
Albertsons Cos., Inc. Class A	Consumer staples	1,136	28,247	1.01%
Monolithic Power Systems, Inc.	Technology	75	27,244	0.98%
Merck & Co., Inc.	Health care	313	26,943	0.97%
Travel + Leisure Co.	Consumer cyclicals	782	26,698	0.96%
Smartsheet, Inc. Class A	Technology	777	26,687	0.96%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Five Below, Inc.	Consumer cyclicals	288	$39,648	1.44%
Erie Indemnity Co. Class A	Financials	177	39,265	1.42%
Wynn Resorts, Ltd.	Consumer cyclicals	605	38,111	1.38%
Shift4 Payments, Inc. Class A	Consumer cyclicals	835	37,271	1.35%
Commerce Bancshares, Inc./MO	Financials	558	36,898	1.34%
Ross Stores, Inc.	Consumer cyclicals	437	36,787	1.33%
Ceridian HCM Holding, Inc.	Technology	651	36,369	1.32%
Berkshire Hathaway, Inc. Class B	Financials	136	36,286	1.31%
Wolfspeed, Inc.	Technology	344	35,572	1.29%
RPM International, Inc.	Basic materials	422	35,176	1.27%
Air Products & Chemicals, Inc.	Basic materials	151	35,115	1.27%
NextEra Energy, Inc.	Utilities and power	441	34,612	1.25%
Aspen Technology, Inc.	Technology	145	34,575	1.25%
BWX Technologies, Inc.	Capital goods	685	34,523	1.25%
Tyler Technologties, Inc.	Technology	97	33,823	1.22%
Texas Instruments, Inc.	Technology	218	33,815	1.22%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	479	33,654	1.22%
Broadridge Financial Solutions, Inc.	Financials	233	33,595	1.22%
T Rowe Price Group, Inc.	Financials	316	33,220	1.20%
New York Community Bancorp, Inc.	Financials	3,888	33,161	1.20%
Boston Beer Co., Inc. Class A	Consumer staples	101	32,819	1.19%
Becton Dickinson and Co.	Health care	147	32,775	1.19%
Param,ount Global Class B	Consumer cyclicals	1,701	32,381	1.17%
Equifax, Inc.	Consumer cyclicals	188	32,255	1.17%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	845	32,012	1.16%
Take-Two Interactive Software, Inc.	Technology	292	31,850	1.15%
Pioneer Natural Resources Co.	Energy	147	31,752	1.15%
Kemper Corp.	Financials	769	31,715	1.15%
TD SYNNEX Corp.	Technology	390	31,648	1.15%
Viasat, Inc.	Communication services	1,044	31,570	1.14%
New Fortress Energy, Inc.	Energy	700	30,587	1.11%
Cooper Cos., Inc. (The)	Health care	115	30,465	1.10%
NortonLifeLock, Inc.	Technology	1,499	30,189	1.09%
Domino's Pizza, Inc.	Consumer staples	94	29,246	1.06%
Polaris, Inc.	Consumer cyclicals	305	29,146	1.06%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	2,546	28,923	1.05%
Universal Health Services, Inc. Class B	Health care	327	28,843	1.04%
Digital Realty Trust, Inc.	Financials	288	28,557	1.03%
Welltower, Inc.	Financials	441	28,348	1.03%
Thor Industries, Inc.	Consumer cyclicals	390	27,274	0.99%
TripAdvisor, Inc.	Consumer staples	1,200	26,491	0.96%
CH Robinson Worldwide, Inc.	Transportation	270	26,048	0.94%
Ball Corp.	Capital goods	537	25,931	0.94%
CarMax, Inc.	Consumer cyclicals	392	25,880	0.94%
Prudential Financial, Inc.	Financials	301	25,847	0.94%
Stanley Black & Decker, Inc.	Consumer cyclicals	343	25,828	0.93%
Catalent, Inc.	Health care	346	25,006	0.91%
Exact Sciences Corp.	Health care	766	24,885	0.90%
Organon & Co.	Health care	1,061	24,829	0.90%
VF Corp.	Consumer cyclicals	824	24,655	0.89%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Shell PLC (London Exchange) (United Kingdom)	Energy	988	$24,786	0.64%
Exxon Mobil Corp.	Energy	277	24,189	0.63%
FactSet Research Systems, Inc.	Consumer cyclicals	60	24,148	0.63%
Weyerhaeuser Co.	Basic materials	839	23,949	0.62%
Vinci SA (France)	Capital goods	293	23,891	0.62%
GoDaddy, Inc. Class A	Technology	336	23,842	0.62%
Keysight Technologies, Inc.	Technology	151	23,822	0.62%
Chevron Corp.	Energy	165	23,676	0.61%
Merck & Co., Inc.	Health care	274	23,561	0.61%
Secom Co., Ltd. (Japan)	Consumer cyclicals	411	23,511	0.61%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	1,524	23,455	0.61%
Cummins, Inc.	Capital goods	115	23,442	0.61%
MSCI, Inc.	Technology	56	23,432	0.61%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	1,099	23,253	0.60%
ConocoPhillips	Energy	226	23,118	0.60%
Energias de Portugal (EDP) SA (Portugal)	Utilities and power	5,279	22,963	0.60%
PepsiCo, Inc.	Consumer staples	140	22,808	0.59%
Diageo PLC (United Kingdom)	Consumer staples	536	22,724	0.59%
SEI Investments Co.	Financials	463	22,701	0.59%
Hershey Co. (The)	Consumer staples	102	22,485	0.58%
Fortive Corp.	Capital goods	384	22,360	0.58%
Eiffage SA (France)	Basic materials	268	21,658	0.56%
Nitto Denko Corp. (Japan)	Basic materials	384	20,790	0.54%
Avery Dennison Corp.	Basic materials	126	20,543	0.53%
Moncler SpA (Italy)	Consumer cyclicals	486	20,183	0.52%
Hartford Financial Services Group, Inc. (The)	Financials	321	19,897	0.52%
Gilead Sciences, Inc.	Health care	321	19,826	0.51%
Lockheed Martin Corp.	Capital goods	50	19,493	0.51%
Leidos Holdings, Inc.	Technology	220	19,236	0.50%
AT&T, Inc.	Communication services	1,252	19,210	0.50%
Ferrari NV (Italy)	Consumer cyclicals	101	19,035	0.49%
Textron, Inc.	Capital goods	325	18,945	0.49%
Garmin, Ltd.	Technology	235	18,906	0.49%
Agilent Technologies, Inc.	Technology	154	18,719	0.49%
Dropbox, Inc. Class A	Technology	894	18,514	0.48%
EXOR N.V.	Financials	287	18,435	0.48%
Airbnb, Inc. Class A	Consumer staples	172	18,119	0.47%
Camden Property Trust	Financials	151	18,007	0.47%
W.R. Berkley Corp.	Financials	277	17,904	0.46%
Colgate-Palmolive Co.	Consumer staples	254	17,867	0.46%
Panasonic Corp. (Japan)	Consumer cyclicals	2,473	17,336	0.45%
Chubb, Ltd.	Financials	95	17,324	0.45%
NetApp, Inc.	Technology	278	17,185	0.45%
Trimble Inc.	Technology	315	17,110	0.44%
Philip Morris International, Inc.	Consumer staples	206	17,062	0.44%
Valeo (France)	Consumer cyclicals	1,102	16,870	0.44%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	3,331	16,718	0.43%
Anglo American PLC (London Exchange) (United Kingdom)	Basic materials	546	16,676	0.43%
Marubeni Corp. (Japan)	Conglomerates	1,873	16,411	0.43%
Sealed Air Corp.	Basic materials	367	16,314	0.42%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
LVMH Moet Hennessy Louis Vuitton SA (France)	Consumer cyclicals	39	$23,442	0.63%
Air Liquide SA (France)	Basic materials	203	23,438	0.63%
Rollins, Inc.	Consumer cyclicals	658	22,805	0.61%
CGI Group, Inc. Class A (Canada)	Technology	303	22,801	0.61%
International Paper Co.	Basic materials	717	22,739	0.61%
Allianz SE (Germany)	Financials	143	22,720	0.61%
STERIS PLC	Health care	136	22,635	0.61%
Ingersoll Rand, Inc.	Capital goods	521	22,524	0.61%
Equifax, Inc.	Consumer cyclicals	131	22,445	0.60%
Reed Elsevier (United Kingdom)	Consumer cyclicals	912	22,419	0.60%
Visa, Inc. Class A	Financials	125	22,294	0.60%
AXA SA (France)	Financials	1,011	22,272	0.60%
SoftBank Corp. (Japan)	Communication services	2,221	22,198	0.60%
Waste Connections, Inc.	Capital goods	163	22,053	0.59%
Toyota Motor Corp. (Japan)	Consumer cyclicals	1,682	21,808	0.59%
Enel SpA (Italy)	Utilities and power	5,229	21,645	0.58%
Alexandria Real Estate Equities, Inc.	Financials	154	21,528	0.58%
Broadridge Financial Solutions, Inc.	Financials	149	21,477	0.58%
Moody's Corp.	Consumer cyclicals	88	21,456	0.58%
Masco Corp.	Consumer cyclicals	457	21,353	0.57%
Orange SA (France)	Communication services	2,323	21,054	0.57%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	750	20,842	0.56%
Imperial Brands PLC (United Kingdom)	Consumer staples	1,004	20,801	0.56%
NICE, Ltd. (Israel)	Communication services	109	20,746	0.56%
Monster Beverage Corp.	Consumer staples	236	20,508	0.55%
BlackRock, Inc.	Financials	37	20,304	0.55%
Realty Income Corp.	Financials	348	20,278	0.55%
Cooper Cos., Inc. (The)	Health care	76	20,058	0.54%
Enbridge, Inc. (Canada)	Utilities and power	536	19,874	0.53%
BNP Paribas SA (France)	Financials	463	19,790	0.53%
Prudential Financial, Inc.	Financials	222	19,080	0.51%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	1,009	18,857	0.51%
Solvay SA (France)	Basic materials	241	18,786	0.51%
Heineken NV (Netherlands)	Consumer staples	213	18,750	0.50%
Mizuho Financial Group, Inc. (Japan)	Financials	1,693	18,282	0.49%
Bridgestone Corp. (Japan)	Consumer cyclicals	539	17,372	0.47%
S&P Global, Inc.	Consumer cyclicals	57	17,354	0.47%
Kubota Corp. (Japan)	Capital goods	1,253	17,351	0.47%
Swisscom AG (Switzerland)	Communication services	37	17,345	0.47%
Catalent, Inc.	Health care	239	17,281	0.46%
D.R. Horton, Inc.	Consumer cyclicals	254	17,121	0.46%
Hess Corp.	Energy	156	16,984	0.46%
Berkshire Hathaway, Inc. Class B	Financials	64	16,961	0.46%
Welltower, Inc.	Financials	255	16,402	0.44%
TransUnion	Consumer cyclicals	274	16,297	0.44%
Texas Pacific Land Corp.	Energy	9	16,270	0.44%
ORIX Corp. (Japan)	Financials	1,147	16,075	0.43%
Walt Disney Co. (The)	Consumer cyclicals	170	15,992	0.43%
Pioneer Natural Resources Co.	Energy	74	15,988	0.43%
Fastenal Co.	Consumer staples	347	15,977	0.43%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$273	$2,872	$645	5/11/63	300 bp — Monthly	$(370)
	CMBX NA BBB-.6 Index	B+/P	482	5,744	1,291	5/11/63	300 bp — Monthly	(806)
	CMBX NA BBB-.6 Index	B+/P	926	10,771	2,420	5/11/63	300 bp — Monthly	(1,489)
	CMBX NA BBB-.6 Index	B+/P	912	11,489	2,581	5/11/63	300 bp — Monthly	(1,664)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A-/P	120	629	64	5/11/63	200 bp — Monthly	56
	CMBX NA A.6 Index	A-/P	2,194	11,316	1,154	5/11/63	200 bp — Monthly	1,043
	CMBX NA A.6 Index	A-/P	3,215	16,973	1,731	5/11/63	200 bp — Monthly	1,489
	CMBX NA A.6 Index	A-/P	5,330	28,289	2,885	5/11/63	200 bp — Monthly	2,454
	CMBX NA BB.11 Index	BB-/P	1,130	2,000	445	11/18/54	500 bp — Monthly	687
	CMBX NA BB.14 Index	BB/P	439	4,000	982	12/16/72	500 bp — Monthly	(540)
	CMBX NA BB.6 Index	CCC+/P	2,008	10,637	4,268	5/11/63	500 bp — Monthly	(2,250)
	CMBX NA BB.7 Index	B-/P	970	19,000	6,335	1/17/47	500 bp — Monthly	(4,417)
	CMBX NA BB.9 Index	B/P	817	4,000	1,305	9/17/58	500 bp — Monthly	(485)
	CMBX NA BBB-.10 Index	BB+/P	372	3,000	558	11/17/59	300 bp — Monthly	(184)
	CMBX NA BBB-.10 Index	BB+/P	620	5,000	930	11/17/59	300 bp — Monthly	(307)
	CMBX NA BBB-.10 Index	BB+/P	545	5,000	930	11/17/59	300 bp — Monthly	(382)
	CMBX NA BBB-.11 Index	BBB-/P	63	1,000	163	11/18/54	300 bp — Monthly	(100)
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	37	1,000	55	1/17/47	200 bp — Monthly	(18)
	CMBX NA A.7 Index	BBB+/P	291	7,000	388	1/17/47	200 bp — Monthly	(94)
	CMBX NA BB.7 Index	B-/P	401	3,000	1,000	1/17/47	500 bp — Monthly	(596)
	CMBX NA BBB-.6 Index	B+/P	2,443	18,669	4,195	5/11/63	300 bp — Monthly	(1,742)
	CMBX NA BBB-.7 Index	BB-/P	237	3,000	608	1/17/47	300 bp — Monthly	(369)
	CMBX NA BBB-.7 Index	BB-/P	1,379	21,000	4,257	1/17/47	300 bp — Monthly	(2,867)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(5)	1,000	87	12/16/72	200 bp — Monthly	(92)
	CMBX NA BBB-.6 Index	B+/P	1,353	12,925	2,904	5/11/63	300 bp — Monthly	(1,544)
	CMBX NA BBB-.7 Index	BB-/P	887	12,000	2,432	1/17/47	300 bp — Monthly	(1,539)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	242	3,000	261	12/16/72	200 bp — Monthly	(18)
	CMBX NA A.14 Index	A-/P	(20)	3,000	274	12/16/72	200 bp — Monthly	(293)
	CMBX NA BB.6 Index	CCC+/P	3,089	4,559	1,829	5/11/63	500 bp — Monthly	1,264
	CMBX NA BBB-.13 Index	BBB-/P	132	1,000	199	12/16/72	300 bp — Monthly	(66)
	CMBX NA BBB-.8 Index	BB/P	156	1,000	173	10/17/57	300 bp — Monthly	(17)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(8)	1,000	87	12/16/72	200 bp — Monthly	(95)
	CMBX NA A.14 Index	A-/P	(6)	1,000	91	12/16/72	200 bp — Monthly	(97)
	CMBX NA A.14 Index	A-/P	13	1,000	91	12/16/72	200 bp — Monthly	(78)
	CMBX NA A.14 Index	A-/P	(31)	2,000	183	12/16/72	200 bp — Monthly	(213)
	CMBX NA A.14 Index	A-/P	(31)	2,000	183	12/16/72	200 bp — Monthly	(213)
	CMBX NA BB.6 Index	CCC+/P	737	2,279	914	5/11/63	500 bp — Monthly	(176)
	CMBX NA BB.6 Index	CCC+/P	1,478	4,559	1,829	5/11/63	500 bp — Monthly	(347)

Upfront premium received			33,291		Unrealized appreciation			6,993

Upfront premium (paid)			(101)		Unrealized (depreciation)			(23,468)

	Total		$33,190				Total	$(16,475)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/22 (Unaudited)
	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(82)	$629	$64	5/11/63	(200 bp) — Monthly	$(18)
	CMBX NA BB.10 Index	(1,688)	7,000	2,330	11/17/59	(500 bp) — Monthly	636
	CMBX NA BB.10 Index	(1,785)	7,000	2,330	11/17/59	(500 bp) — Monthly	539
	CMBX NA BB.10 Index	(219)	2,000	666	11/17/59	(500 bp) — Monthly	445
	CMBX NA BB.10 Index	(209)	2,000	666	11/17/59	(500 bp) — Monthly	455
	CMBX NA BB.8 Index	—	0	—	10/17/57	(500 bp) — Monthly	—
	CMBX NA BB.9 Index	(81)	2,000	653	9/17/58	(500 bp) — Monthly	570
	CMBX NA BB.9 Index	(103)	1,000	326	9/17/58	(500 bp) — Monthly	222
	CMBX NA BBB-.10 Index	(437)	2,000	372	11/17/59	(300 bp) — Monthly	(66)
	CMBX NA BBB-.12 Index	(60)	1,000	183	8/17/61	(300 bp) — Monthly	122
	CMBX NA BBB-.12 Index	(352)	1,000	183	8/17/61	(300 bp) — Monthly	(170)
	CMBX NA BBB-.6 Index	(700)	7,898	1,775	5/11/63	(300 bp) — Monthly	1,070
	CMBX NA BBB-.6 Index	(2,545)	5,744	1,291	5/11/63	(300 bp) — Monthly	(1,257)
	CMBX NA BBB-.6 Index	(849)	2,154	484	5/11/63	(300 bp) — Monthly	(366)
	CMBX NA BBB-.6 Index	(556)	1,436	323	5/11/63	(300 bp) — Monthly	(234)
	CMBX NA BBB-.6 Index	(248)	718	161	5/11/63	(300 bp) — Monthly	(87)
	CMBX NA BBB-.8 Index	(1,350)	9,000	1,557	10/17/57	(300 bp) — Monthly	203
	CMBX NA BBB-.8 Index	(833)	6,000	1,038	10/17/57	(300 bp) — Monthly	203
	CMBX NA BBB-.8 Index	(416)	3,000	519	10/17/57	(300 bp) — Monthly	101
	CMBX NA BBB-.8 Index	(316)	2,000	346	10/17/57	(300 bp) — Monthly	29
	CMBX NA BBB-.8 Index	(286)	2,000	346	10/17/57	(300 bp) — Monthly	59
	CMBX NA BBB-.8 Index	(313)	2,000	346	10/17/57	(300 bp) — Monthly	33
	CMBX NA BBB-.8 Index	(317)	2,000	346	10/17/57	(300 bp) — Monthly	28
	CMBX NA BBB-.8 Index	(157)	1,000	173	10/17/57	(300 bp) — Monthly	16
	CMBX NA BBB-.8 Index	(133)	1,000	173	10/17/57	(300 bp) — Monthly	39
	Credit Suisse International
	CMBX NA BB.10 Index	(476)	4,000	1,331	11/17/59	(500 bp) — Monthly	852
	CMBX NA BB.10 Index	(534)	4,000	1,331	11/17/59	(500 bp) — Monthly	794
	CMBX NA BB.10 Index	(249)	2,000	666	11/17/59	(500 bp) — Monthly	415
	CMBX NA BB.7 Index	(512)	22,034	8,840	5/11/63	(500 bp) — Monthly	8,309
	CMBX NA BB.7 Index	(1,291)	7,000	2,334	1/17/47	(500 bp) — Monthly	1,037
	CMBX NA BB.7 Index	(1,151)	7,000	2,334	1/17/47	(500 bp) — Monthly	1,177
	Goldman Sachs International
	CMBX NA A.6 Index	(667)	5,029	513	5/11/63	(200 bp) — Monthly	(155)
	CMBX NA A.6 Index	(578)	4,401	449	5/11/63	(200 bp) — Monthly	(130)
	CMBX NA A.6 Index	(578)	4,401	449	5/11/63	(200 bp) — Monthly	(130)
	CMBX NA A.6 Index	(523)	3,772	385	5/11/63	(200 bp) — Monthly	(140)
	CMBX NA A.6 Index	(430)	3,143	321	5/11/63	(200 bp) — Monthly	(110)
	CMBX NA A.6 Index	(327)	2,515	256	5/11/63	(200 bp) — Monthly	(71)
	CMBX NA A.6 Index	(236)	1,886	192	5/11/63	(200 bp) — Monthly	(44)
	CMBX NA BB.7 Index	(819)	5,000	1,667	1/17/47	(500 bp) — Monthly	844
	CMBX NA BB.7 Index	(812)	4,000	1,334	1/17/47	(500 bp) — Monthly	518
	CMBX NA BBB-.10 Index	(1,312)	6,000	1,116	11/17/59	(300 bp) — Monthly	(199)
	CMBX NA BBB-.10 Index	(624)	4,000	744	11/17/59	(300 bp) — Monthly	118
	CMBX NA BBB-.12 Index	(780)	4,000	732	8/17/61	(300 bp) — Monthly	(50)
	CMBX NA BBB-.6 Index	(3,543)	9,334	2,097	5/11/63	(300 bp) — Monthly	(1,450)
	CMBX NA BBB-.6 Index	(50)	718	161	5/11/63	(300 bp) — Monthly	111
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(243)	1,886	192	5/11/63	(200 bp) — Monthly	(51)
	CMBX NA A.6 Index	(244)	1,886	192	5/11/63	(200 bp) — Monthly	(52)
	CMBX NA A.7 Index	(169)	8,000	443	1/17/47	(200 bp) — Monthly	272
	CMBX NA BBB-.10 Index	(3,405)	27,000	5,022	11/17/59	(300 bp) — Monthly	1,604
	CMBX NA BBB-.11 Index	(110)	1,000	163	11/18/54	(300 bp) — Monthly	53
	CMBX NA BBB-.6 Index	(10,704)	34,466	7,744	5/11/63	(300 bp) — Monthly	(2,978)
	CMBX NA BBB-.7 Index	(6,573)	28,000	5,676	1/17/47	(300 bp) — Monthly	(912)
	Merrill Lynch International
	CMBX NA BB.10 Index	(228)	4,000	1,331	11/17/59	(500 bp) — Monthly	1,100
	CMBX NA BB.11 Index	(494)	1,000	222	11/18/54	(500 bp) — Monthly	(273)
	CMBX NA BBB-.7 Index	(328)	4,000	811	1/17/47	(300 bp) — Monthly	481
	CMBX NA BBB-.9 Index	(185)	1,000	195	9/17/58	(300 bp) — Monthly	9
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(1,259)	8,172	834	5/11/63	(200 bp) — Monthly	(429)
	CMBX NA A.6 Index	(980)	7,544	769	5/11/63	(200 bp) — Monthly	(213)
	CMBX NA A.6 Index	(574)	3,772	385	5/11/63	(200 bp) — Monthly	(190)
	CMBX NA A.6 Index	(514)	3,772	385	5/11/63	(200 bp) — Monthly	(130)
	CMBX NA A.6 Index	(483)	3,143	321	5/11/63	(200 bp) — Monthly	(163)
	CMBX NA A.6 Index	(168)	1,257	128	5/11/63	(200 bp) — Monthly	(40)
	CMBX NA BB.10 Index	(210)	2,000	666	11/17/59	(500 bp) — Monthly	454
	CMBX NA BB.10 Index	(470)	2,000	666	11/17/59	(500 bp) — Monthly	194
	CMBX NA BB.10 Index	(304)	1,000	333	11/17/59	(500 bp) — Monthly	28
	CMBX NA BB.7 Index	(193)	1,000	333	1/17/47	(500 bp) — Monthly	140
	CMBX NA BB.9 Index	(61)	1,000	326	9/17/58	(500 bp) — Monthly	265
	CMBX NA BBB-.10 Index	(6,792)	39,000	7,254	11/17/59	(300 bp) — Monthly	443
	CMBX NA BBB-.10 Index	(859)	6,000	1,116	11/17/59	(300 bp) — Monthly	254
	CMBX NA BBB-.10 Index	(970)	6,000	1,116	11/17/59	(300 bp) — Monthly	143
	CMBX NA BBB-.10 Index	(260)	3,000	558	11/17/59	(300 bp) — Monthly	297
	CMBX NA BBB-.10 Index	(240)	2,000	372	11/17/59	(300 bp) — Monthly	131
	CMBX NA BBB-.10 Index	(218)	1,000	186	11/17/59	(300 bp) — Monthly	(33)
	CMBX NA BBB-.12 Index	(3,511)	27,000	4,941	8/17/61	(300 bp) — Monthly	1,412
	CMBX NA BBB-.13 Index	(62)	1,000	199	12/16/72	(300 bp) — Monthly	137
	CMBX NA BBB-.7 Index	(408)	4,000	811	1/17/47	(300 bp) — Monthly	401
	CMBX NA BBB-.8 Index	(127)	1,000	173	10/17/57	(300 bp) — Monthly	46

Upfront premium received		—			Unrealized appreciation		26,809

Upfront premium (paid)		(70,873)			Unrealized (depreciation)		(10,141)

	Total	$(70,873)				Total	$16,668
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/22 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 38 Index	B+/P	$(24,033)	$444,510	$10,362	6/20/27	500 bp — Quarterly	$(33,716)
	CDX NA IG Series 39 Index	BBB+/P	(3,858)	2,500,000	9,225	12/20/27	100 bp — Quarterly	(12,388)

	Total		$(27,891)					$(46,104)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
PO	Principal Only
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through September 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $95,755,507.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/22
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$2,310,183	$2,251,358	$463	$58,825
	Putnam Short Term Investment Fund**	4,966,168	15,548,055	16,156,089	27,210	4,358,134

	Total Short-term investments	$4,966,168	$17,858,238	$18,407,447	$27,673	$4,416,959
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $58,825 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $56,472.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,316,024.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $168,583.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $24,707 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,756,315	$774,841	$—
Capital goods	3,181,523	333,720	—
Communication services	972,280	437,364	—
Conglomerates	459,277	124,177	—
Consumer cyclicals	6,678,417	1,290,100	—
Consumer staples	5,135,136	1,259,264	—
Energy	2,865,866	482,701	—
Financials	7,430,764	1,696,222	—
Health care	8,627,706	1,115,889	—
Technology	18,135,866	806,588	—
Transportation	580,401	179,870	—
Utilities and power	1,408,280	319,516	—

Total common stocks	57,231,831	8,820,252	—
Asset-backed securities	—	110,811	—
Commodity linked notes	—	478,258	—
Convertible bonds and notes	—	23,749	—
Corporate bonds and notes	—	13,619,055	—
Foreign government and agency bonds and notes	—	470,274	—
Mortgage-backed securities	—	3,669,675	—
Senior loans	—	360,145	—
U.S. government and agency mortgage obligations	—	14,638,926	—
Short-term investments	—	6,013,408	—

Totals by level	$57,231,831	$48,204,553	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$25,418	$—
Futures contracts	1,633,920	—	—
TBA sale commitments	—	(2,547,515)	—
Interest rate swap contracts	—	(3,696)	—
Total return swap contracts	—	109,015	—
Credit default contracts	—	19,663	—

Totals by level	$1,633,920	$(2,397,115)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$10,200,000
Centrally cleared interest rate swap contracts (notional)	$10,800,000
OTC total return swap contracts (notional)	$12,300,000
Centrally cleared total return swap contracts (notional)	$2,600,000
OTC credit default contracts (notional)	$720,000
Centrally cleared credit default contracts (notional)	$3,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com